STOCK-BASED COMPENSATION - Exercise prices and exercise periods of the share options outstanding (Details) - ¥ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Number of share options
At the beginning	13,013,422	13,013,422	11,223,795
Granted during the period	0	0	10,254,198
Forfeited during the period	0	0	(298,117)
Exercised during the period	0	0	(8,103,671)
Expired during the period	0	0	(62,783)
At the end	13,013,422	13,013,422	13,013,422
Average exercise price per share option
At the beginning (in dollars per share)	¥ 7.3289	¥ 7.3289	¥ 3.8807
Granted during the period (in dollars per share)	0	0	8.4631
Forfeited during the period (in dollars per share)	0	0	6.4631
Exercised during the period (in dollars per share)	0	0
Expired during the period (in dollars per share)	0	0	6.4631
At the end (in dollars per share)	¥ 7.3289	¥ 7.3289	¥ 7.3289